Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of financial liabilities measured at fair value
Amount
Balance on December 31, 2019	$-
Issuances to debt discount	376,274
Issuances to interest expense	1,283,148
Change in fair value of derivative liabilities	(240,517)
Change in fair value of warrant liabilities	574,334
Balance on June 30, 2020	$1,993,239

Schedule of fair value of conversion features and warrant liabilities
June 30, 2020
Dividend yield	0%
Expected volatility	83% - 108%
Risk free interest rate	0.16% - 0.47%
Contractual terms (in years)	0.08 – 4.50
Conversion/Exercise price	$0.80 - $1.25